Transactions with Related Parties, Issuance of Series D Preferred shares to Toro (Details) - USD ($)			12 Months Ended
	Dec. 12, 2024	Aug. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Parties [Abstract]
Consideration received for preferred shares issued			$ 50,000,000	$ 50,000,000	$ 0
Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Preferred shares, dividend rate		5.00%	5.00%	5.00%
Related Party [Member] | Toro Corp [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Preferred shares, shares issued (in shares)	50,000	50,000
Preferred shares, dividend rate	5.00%	5.00%
Consideration received for preferred shares issued	$ 50,000,000	$ 50,000,000
Accrued dividends			$ 687,500	$ 541,666